Related parties (Details) € / shares in Units, $ / shares in Units, € in Thousands												1 Months Ended	9 Months Ended	12 Months Ended
	Dec. 29, 2017 $ / shares shares	Aug. 22, 2017 shares director	Jun. 19, 2017 EUR (€) shares	Jun. 19, 2017 USD ($) shares $ / shares	Jun. 12, 2017 EUR (€) € / shares shares	Jun. 12, 2017 USD ($) shares	Jun. 16, 2016 USD ($) shares	Jan. 12, 2016 $ / shares shares	Dec. 07, 2015 USD ($)	Jun. 15, 2015 EUR (€)	Apr. 11, 2014	Jun. 30, 2017 shares	Dec. 31, 2015 EUR (€)	Dec. 31, 2017 EUR (€) shares year	Dec. 31, 2016 EUR (€) € / shares	Dec. 31, 2015 $ / shares	Mar. 31, 2015 EUR (€)	Dec. 31, 2017 $ / shares shares	Jun. 12, 2017 $ / shares	Jun. 09, 2017	Jul. 31, 2016 $ / shares	Nov. 27, 2015 shares	Jun. 01, 2015 € / shares shares	Jun. 01, 2015 $ / shares shares
Disclosure of transactions between related parties [line items]
Share price (in dollars per share) | $ / shares																					$ 8.98
Share dividend issued (in shares)								3,600,000
Percentage increase in dividend price	20.00%							20.00%						20.00%
Dividends recognised as distributions to owners per share (in dollars per share) | (per share)	$ 16.6516							$ 11.4824							€ 11.482	$ 11.4824
Mandatory redemption period, term											10 days
Number of Non-executive Directors granted awards | director		2
Vesting of Non-Executive Restricted Stock award | €														€ (100)	€ (300)
Share price (in dollars per share) | (per share)					€ 9.60														$ 10.75
Share price discount																				25.00%
Payments to acquire or redeem entity's shares					€ 93,900	$ 105,100,000							€ 0	177,600	0		€ 0
Key management personnel
Disclosure of transactions between related parties [line items]
Share-based payment expense | €														1,800	600
Non-Executive Director
Disclosure of transactions between related parties [line items]
Share-based payment expense | €													100	€ 800	600
Founder Preferred shares
Disclosure of transactions between related parties [line items]
Number of shares issued																		1,500,000
Founder Preferred shares | Founder Entities
Disclosure of transactions between related parties [line items]
Number of shares issued																		750,000
Share price (in dollars per share) | $ / shares																		$ 10.00
Ordinary shares
Disclosure of transactions between related parties [line items]
Share price (in dollars per share) | $ / shares								$ 10.00
Share dividend issued (in shares)	8,705,890							3,620,510
Shares repurchased and canceled					9,779,729	9,779,729								16,800,000
Ordinary shares | Founder Entities
Disclosure of transactions between related parties [line items]
Share dividend issued (in shares)	8,705,890							3,620,510
Ordinary shares | Key management personnel
Disclosure of transactions between related parties [line items]
Number of shares issued																						13,104
Restricted Shares
Disclosure of transactions between related parties [line items]
Exercise price (in dollars per share) | $									$ 11.50
Restricted Shares | Key management personnel
Disclosure of transactions between related parties [line items]
Number of shares issued																		4,927,000
Restricted Shares | Non-Executive Director
Disclosure of transactions between related parties [line items]
Share price (in dollars per share) | $ / shares				$ 14.38																	$ 8.98
Exercise price (in dollars per share) | $				$ 14.38			$ 8.98		$ 11.50
Number of shares vested			55,680	55,680			34,780
Shares paid for tax withholding for share based compensation			9,384	9,384			11,568
Share-based payment expense | €														€ 800	600
Number of shares granted		11,774	41,724	41,724			55,680
Mariposa Capital and TOMS Capital | Affiliate Of Founder Entities
Disclosure of transactions between related parties [line items]
Advisory Services Agreement, annual fee | €										€ 2,000
Advisory Services Agreement, renewal term										1 year
Advisory Services Agreement, expiration notice term										90 days
Advisory Services Agreement, termination term										6 months
Mariposa Capital | Affiliate Of Founder Entities
Disclosure of transactions between related parties [line items]
Travel expenses reimbursed to related party | €														130,454	153,186
TOMS Capital | Affiliate Of Founder Entities
Disclosure of transactions between related parties [line items]
Travel expenses reimbursed to related party | €														€ 232,379	233,627
Lord Myners | Non-Executive Director
Disclosure of transactions between related parties [line items]
Option life | year														5
Lord Myners | Ordinary shares | Non-Executive Director
Disclosure of transactions between related parties [line items]
Number of shares issued																		72,028
Share price (in dollars per share) | $ / shares																		$ 11.50
Number of share options granted														50,000
Iglo | Paul Kenyon | Key management personnel
Disclosure of transactions between related parties [line items]
Number of shares issued																							37,060	37,060
Share price (in dollars per share) | (per share)																							€ 9.71	$ 10.50
Number of shares sold												26,372
Iglo | Tania Howarth | Key management personnel
Disclosure of transactions between related parties [line items]
Number of shares issued																							38,956	38,956
Share price (in dollars per share) | (per share)																							€ 9.71	$ 10.50
Number of shares sold												27,721
December 7, 2015 | Restricted Shares | Non-Executive Director
Disclosure of transactions between related parties [line items]
Share-based payment expense | €													€ 100		300
June 16, 2016 | Restricted Shares | Non-Executive Director
Disclosure of transactions between related parties [line items]
Share-based payment expense | €														€ 500	300
June 19, 2017 and August 22, 2017 | Restricted Shares | Non-Executive Director
Disclosure of transactions between related parties [line items]
Share-based payment expense | €														400
Share based compensation reserve
Disclosure of transactions between related parties [line items]
Vesting of Non-Executive Restricted Stock award | €			€ 300											€ 700	€ (300)